Prepaid Expenses (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2026	Dec. 31, 2025	Oct. 03, 2025	Dec. 31, 2024		Sep. 03, 2024
PrepaidExpenseLineItems [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				20,834
Equity instruments grant date fair value		$ 800,000	$ 800,000
Unamortized prepaid consulting public and investor relation			300,000
Other Prepaid Expense, Current		236,506	160,206		$ 171,889
Common Stock, Value, Issued		103	36 [1]		23	[1]
Cash marketing budget							$ 100,000
Unamortized balance					100,000
Prepaid expense		$ 1,191,542	$ 1,276,729		$ 1,072,036
Series B Convertible Preferred Stock [Member]
PrepaidExpenseLineItems [Line Items]
Issued shares of convertible stock	1,063	27,134
Service providers received shares		480
Series B Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member]
PrepaidExpenseLineItems [Line Items]
Issued shares of convertible stock	1,063
Common Class A [Member]
PrepaidExpenseLineItems [Line Items]
Common Stock, Value, Issued							$ 200,000
Common Class A [Member] | Securities Purchase Agreement [Member]
PrepaidExpenseLineItems [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	5,705
Series B Warrants [Member]
PrepaidExpenseLineItems [Line Items]
Purchase of Common Stock	$ 500,000
Purchase of Common Stock		200,000
Prepaid expense		$ 100,000

[1]	After giving effect to the Reverse Stock Splits – See Note 19 - Stockholders’ Equity (Deficit)